Commitments, Guarantees and Contingent Liabilities (Minimum Future Rentals on Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Operating Leases [Line Items]
2018	¥ 6,713
2019	6,305
2020	5,572
2021	4,570
2022	4,207
Thereafter	37,151
Total	¥ 64,518